Loans payable (Details Textuals 3) (USD $)			1 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Corporate bridge financing Loans	Jun. 30, 2012 Corporate bridge financing Loans	Nov. 14, 2012 Corporate bridge financing	Dec. 31, 2011 Corporate bridge financing	Nov. 14, 2011 Corporate bridge financing	Jan. 15, 2012 Corporate loans payable, interest rate at 20% p.a matures on January 15, 2013	Jan. 15, 2012 Corporate loans payable interest rate at 25% p.a matures on January 15, 2013	Dec. 31, 2010 Corporate loans payable interest rate at 20% p.a matures in December 2012	Dec. 31, 2010 Corporate loans payable interest rate at 25% p.a matures in December 2012	Nov. 14, 2011 Corporate promissory notes payable matures on November 13, 2012	Jun. 30, 2010 Corporate promissory notes payable matures on November 13, 2012
Debt Instrument [Line Items]
Number of loans payable renewed				2
Debt instrument, face amount							$ 2,000,000	$ 2,930,550	$ 778,287	$ 6,634,233	$ 5,070,840	$ 2,000,000	$ 2,209,426
Debt instrument, interest rate, stated percentage								20.00%	25.00%	20.00%	25.00%	12.00%	12.00%
Number of loans payable originally entered			2
Deferred finance costs, noncurrent, net	81,973	884,586		81,973	220,000	191,323						220,000
Bonus payable at maturity													$ 243,037